Equity-Based Compensation - Estimated Fair Value of Options Granted (Detail)	12 Months Ended
	Dec. 30, 2012	Jan. 01, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend yield	0.00%	0.00%
Expected volatility, minimum	32.36%	38.58%
Expected volatility, maximum	38.59%	41.18%
Risk free interest rate, minimum	0.40%	0.57%
Risk free interest rate, maximum	0.77%	1.88%
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life, in years	3 years 9 months	3 years 7 months 17 days
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life, in years	5 years	4 years 9 months 29 days